OTHER NON-CURRENT LIABILITIES - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 534	$ 540
Derivative liabilities	95	160
Provisions	241	216
Deferred revenue	1	2
Total other non-current liabilities	$ 871	$ 918